                                        UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                          Form 13F
                                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier & Associates, Inc.
Address: One E. Liberty St.

         Reno, NV 89501

Form 13F File Number: 28-2824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  July 28, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier & Associates Inc.
FORM 13F
June 30, 1999

                                                                                                                  Voting Authority
                                                                                                               -------------------
                                                     Value      Shares/ Sh/     Put/   Invstmt
Name of Issuer            Title of class    CUSIP    (x$1000)   Prn Amt Prn     Call   Dscretn  Managers   Sole   Shared  None
----------------------- ----------------  --------   --------   ------- ----  ------  ---------- --------      ------------
3DFX Interactive Inc.       COM           88553X103     181     11560   SH      Sole                       11560
AT&T Corporation            COM           001957109    4010     71854   SH      Sole                       71854
Abercrombie & Fitch         COM           002896207   35214     733630  SH      Sole                      733630
Adaptec Inc.                COM           00651F108   22720     643400  SH      Sole                      643400
Alpha Inds Inc.             COM           020753109   30323     636695  SH      Sole                      636695
America Online              COM           02364J104    1460      13277  SH      Sole                       13277
American Eagle Outfitters   COM           02553E106   71245    1565834  SH      Sole                     1565834
Ameritech                   COM           030954101     928      12625  SH      Sole                       12625
Ameritrade Holding Corp.    COM           03072H109   42940     405090  SH      Sole                      405090
Amgen                       COM           031162100    3441      56520  SH      Sole                       56520
Ampco-Pittsburgh Corp       COM           032037103     157      12230  SH      Sole                       12230
Andersons Inc.              COM           034164103     296      23250  SH      Sole                       23250
Andrx Corp.                 COM           034551101   27183     352455  SH      Sole                      352455
AnnTaylor Stores            COM           036115103   14775     328330  SH      Sole                      328330
Aphton Corporation          COM           03759P101     140      10000  SH      Sole                       10000
Apria Healthcare Gp.        COM           037933108   20291    1193570  SH      Sole                     1193570
Arctic Cat Inc.             COM           039670104     170      19065  SH      Sole                       19065
Arnold Inds Inc             COM           042595108     294      19020  SH      Sole                       19020
Arvin Industries Inc.       COM           043339100     354       9350  SH      Sole                        9350
Aseco Corp.                 COM           043659101      68      72500  SH      Sole                       72500
Astec Industries            COM           046224101    2441      59894  SH      Sole                       59894
Avis Rent A Car Inc         COM           053790101     242       8305  SH      Sole                        8305
Bard C R Inc                COM           067383109     820      17155  SH      Sole                       17155
Best Buy                    COM           086516101   49521     733644  SH      Sole                      733644
Bindley Western Ind.        COM           090324104   14182     614920  SH      Sole                      614920
Biogen                      COM           090597105    1341      20850  SH      Sole                       20850
BroadVision Inc.            COM           111412102   36709     497755  SH      Sole                      497755
Broadcom Corp.              COM           111320107     778       5385  SH      Sole                        5385
Buffets Inc.                COM           119882108     222      19330  SH      Sole                       19330
Business Objects SA         COM           12328X107     482      13200  SH      Sole                       13200
CMG Information             COM           125750109   23061     202174  SH      Sole                      202174
CSG Systems Intl Inc.       COM           126349109     686      26210  SH      Sole                       26210
Cal Pine                    COM           131347106    1835      33990  SH      Sole                       33990
Capital One Finl.           COM           14040H105     671      12055  SH      Sole                       12055
Cascade Corp                COM           147195101     316      22605  SH      Sole                       22605
Centurytel INC.             COM           156700106     327       8221  SH      Sole                        8221
Charles Schwab              COM           808513105    1182      10845  SH      Sole                       10845
Chicago Bridge & Iron Co    COM           N19808109     435      31210  SH      Sole                       31210
Children's Place            COM           168905107    5441     134340  SH      Sole                      134340
Chromavision MDCL Sys Inc   COM           17111P104     118      12000  SH      Sole                       12000
Cisco Systems               COM           17275R102    1153      17894  SH      Sole                       17894
Citrix Systems Inc.         COM           177376100   46418     821565  SH      Sole                      821565
Clarify Inc.                COM           180492100   48977    1187325  SH      Sole                     1187325
Cleco Corp                  COM           153897608     258       8500  SH      Sole                        8500
Clorox                      COM           189054109     457       4280  SH      Sole                        4280
Coachman Industries         COM           189873102     339      14575  SH      Sole                       14575
Commerical Intertec H       COM           201709102     198      12420  SH      Sole                       12420
Commscope Inc.              COM           203372107   27485     893805  SH      Sole                      893805
Cree Research Inc.          COM           225447101    2513      32660  SH      Sole                       32660
D R Horton Inc              COM           23331A109     198      11895  SH      Sole                       11895
Dayton Hudson Corp          COM           239753106     443       6810  SH      Sole                        6810
Dell Computer               COM           247025109     496      13413  SH      Sole                       13413
Deswell Industries          COM           250639101     100      10430  SH      Sole                       10430
Dycom Industries Inc.       COM           267475101    3114      55600  SH      Sole                       55600
E. W. Blanch Holdings       COM           093210102    1804      26460  SH      Sole                       26460
EMC Corp                    COM           268648102   57442    1044405  SH      Sole                     1044405
Electronics for Imaging     COM           286082102   39589     770595  SH      Sole                      770595
FoodMaker Inc.              COM           344839204     508      17920  SH      Sole                       17920
Fossil Inc.                 COM           349882100    1620      33490  SH      Sole                       33490
Frontier Airplanes          COM           359065109     218      13500  SH      Sole                       13500
Frontier Corp.              COM           35906P105    3312      56500  SH      Sole                       56500
Gap                         COM           364760108   48510     962968  SH      Sole                      962968
Gemstar Internl.            COM           G3788V106   48068     736680  SH      Sole                      736680
Genesco                     COM           371532102     429      29445  SH      Sole                       29445
Gymboree Corp.              COM           403777105     114      10900  SH      Sole                       10900
Harley Davidson Inc.        COM           412822108     525       9650  SH      Sole                        9650
Haverty Furniture           COM           419596101     551      15620  SH      Sole                       15620
Herbalife                   COM           426908208     137      12505  SH      Sole                       12505
Home Depot                  COM           437076102     907      14070  SH      Sole                       14070
IBM                         COM           459200101     567       4390  SH      Sole                        4390
Icos Corp                   COM           449295104   40583     994365  SH      Sole                      994365
Imperial CR Mtg Hldg        COM           452922107     117      23110  SH      Sole                       23110
Jabil Circuit               COM           466313103   31031     687660  SH      Sole                      687660
Jakks Pacific Inc.          COM           47012E106    4793     160770  SH      Sole                      160770
Javelin Systems             COM           471896100     294      24000  SH      Sole                       24000
K-Swiss Inc.                COM           482686102    6161     132500  SH      Sole                      132500
Kohls Corp.                 COM           500255104     899      11700  SH      Sole                       11700
LCA-Vision Inc.             COM           501803209     127      13600  SH      Sole                       13600
Labor Ready Inc.            COM           505401208   25178     774723  SH      Sole                      774723
Laser Vision Centers Inc.   COM           51807H100    5243      83220  SH      Sole                       83220
Lexmark Intl.               COM           529771107   37542     573154  SH      Sole                      573154
MDC Holdings Inc.           COM           552676108     299      13895  SH      Sole                       13895
MGI Properties              COM           552885105     358      12690  SH      Sole                       12690
Macromedia                  COM           556100105   54731    1552660  SH      Sole                     1552660
Martin Marietta Mat         COM           573284106    2024      34300  SH      Sole                       34300
Medimmune Inc.              COM           584699102   42195     622800  SH      Sole                      622800
Medquist Inc.               COM           584949101     366       8360  SH      Sole                        8360
Mercury Interactive Corp    COM           589405109   21052     595105  SH      Sole                      595105
Microsoft Corp.             COM           594918104    1093      12115  SH      Sole                       12115
Mindspring Enterprises, Inc.COM           602683104     715      16125  SH      Sole                       16125
MiniMed Inc.                COM           60365K108   37089     482065  SH      Sole                      482065
Monaco Coach Corp.          COM           60886R103     507      11985  SH      Sole                       11985
Mysoftware Company          COM           628633109    1422      92000  SH      Sole                       92000
NBTY Inc.                   COM           628782104     227      35000  SH      Sole                       35000
Nokia                       COM           654902204   53048     579360  SH      Sole                      579360
Omnicom Group               COM           681919106     499       6235  SH      Sole                        6235
Optical Coating Lab Inc.    COM           683829105    4512      53955  SH      Sole                       53955
Osteotech Inc.              COM           688582105    3877     134840  SH      Sole                      134840
Oxford Indus.               COM           691497309     255       9020  SH      Sole                        9020
Paychex, Inc.               COM           704326107     377      11823  SH      Sole                       11823
Peregrine Systems Inc       COM           71366Q101     354      13800  SH      Sole                       13800
Petroleum Development Corp  COM           716578109     129      30905  SH      Sole                       30905
Pitney Bowes                COM           724479100     442       6875  SH      Sole                        6875
Plantronics Inc             COM           727493108    2149      33000  SH      Sole                       33000
Polycom Inc                 COM           73172K104    2824      72420  SH      Sole                       72420
Power Integrations Inc.     COM           739276103   34386      470240 SH      Sole                      470240
Priority Healthcare Corp.   COM           74264T102    9604      278386 SH      Sole                      278386
Proxim Inc.                 COM           744284100    4779       82400 SH      Sole                       82400
QLogic Corp                 COM           747277101   55469      420220 SH      Sole                      420220
Quilmes Indus.              COM           74838Y108     433       34950 SH      Sole                       34950
RF Micro Devices Inc.       COM           749941100   43737      586090 SH      Sole                      586090
RalCorp Hldgs Inc.          COM           751028101     178       11015 SH      Sole                       11015
Rock-Tenn Co                COM           772739207     338       20270 SH      Sole                       20270
SDL  Inc.                   COM           784076101    3894       76260 SH      Sole                       76260
SYSCO                       COM           871829107     418       14005 SH      Sole                       14005
Safeguard Scientifics Inc.  COM           786449108    4538       72025 SH      Sole                       72025
Safeway Inc.                COM           786514208     518       10460 SH      Sole                       10460
Salton/Maxim Housewares     COM           795757103    4913       98260 SH      Sole                       98260
Schering-Plough             COM           806605101     324        6180 SH      Sole                        6180
Shoe Pavilion Inc.          COM           824894109      90       20000 SH      Sole                       20000
Solectron Corp.             COM           834182107     731       10960 SH      Sole                       10960
Sonic Automotive Inc        COM           83545G102     290       21100 SH      Sole                       21100
Syncor Intl.                COM           87157J106    4226      117400 SH      Sole                      117400
TJX Companies               COM           872540109     582       17485 SH      Sole                       17485
Tarrant Apparel Group       COM           876289109    1873       82339 SH      Sole                       82339
Tower Semiconductor LTD     COM           M87915100     398       48190 SH      Sole                       48190
TranSwitch Corp.            COM           894065101    2474       52230 SH      Sole                       52230
Tyco Int'l                  COM           902124106     647        6825 SH      Sole                        6825
Unify Corporation           COM           904743101    3471      257130 SH      Sole                      257130
United Stationers           COM           913004107     402       18295 SH      Sole                       18295
VISX Inc.                   COM           92844S105   68053      859386 SH      Sole                      859386
Vanguard Cellular Systems   COM           922022108     223        9715 SH      Sole                        9715
Vitesse Semiconductor Corp. COM           928497106     202        3000 SH      Sole                        3000
Vodafone Group - ADR        COM           92857T107    1015        5152 SH      Sole                        5152
Walgreen Co.                COM           931422109     438       14900 SH      Sole                       14900
Waters Corp                 COM           941848103   36214      681670 SH      Sole                      681670
Windmere Durable Holdings   COM           973411101     553       32770 SH      Sole                       32770
Winnebago Industry          COM           974637100     544       24165 SH      Sole                       24165
Wiztec Solutions Ltd.       COM           M98105105     356       15000 SH      Sole                       15000
Yellow Corp                 COM           985509108     288       16210 SH      Sole                       16210
Cambridge Heart Inc.        COM           131910101      68       10000 SH      Sole                       10000
141 DATA RECORDS                                    1422633             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED